Document and Entity Information	Nov. 07, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2022
Entity Registrant Name	Oyster Point Pharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39112
Entity Tax Identification Number	81-1030955
Entity Address, Address Line One	202 Carnegie Center, Suite 106
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	382-9032
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OYST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001720725